Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Available for Sale Securities, Cost
Due in one year or less	¥ 230,037
Due after one year through five years	505,497
Due after five year through ten years	210,411
Due after ten years	818,391
Total	1,764,336
Available-for-sale securities, Fair Value
Due in one year or less	223,870
Due after one year through five years	510,183
Due after five year through ten years	215,180
Due after ten years	870,219
Total	1,819,452
Held-to-maturity securities, Cost
Due in one year or less	23,552
Due after one year through five years	18,280
Due after five year through ten years	27,225
Due after ten years	3,425,424
Total	3,494,481
Held-to-maturity securities, Fair Value
Due in one year or less	23,625
Due after one year through five years	18,559
Due after five year through ten years	28,219
Due after ten years	3,579,107
Total	¥ 3,649,510